Document and Entity Information	Aug. 24, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000811808
Document Type	8-K
Document Period End Date	Aug. 24, 2023
Entity Registrant Name	Summit Financial Group, Inc.
Entity Incorporation State Country Code	WV
Entity File Number	0-16587
Entity Tax Identification Number	55-0672148
Entity Address, Address Line One	300 North Main Street
Entity Address, City or Town	Moorefield
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26836
City Area Code	(304)
Local Phone Number	530-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $2.50 per share
Trading Symbol	SMMF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false